Restricted Funds (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure Of Restricted Cash [Abstract]
Schedule of restricted funds
	July 31, 2022	July 31, 2021
	$	$
Letters of credit, collateral and guarantees for purchases	2,230	2,552
Restricted cash under terms of the Senior Secured Convertible Note (Note 19)	-	99,696
Cash restricted in captive insurance subsidiary	29,994	29,998
Total	32,224	132,246